Schedule of Investments (unaudited) July 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.0%
Alabama Federal Aid Highway Finance Authority RB
4.00%, 09/01/21	$90	$93,502
5.00%, 09/01/21	430	451,605
Series A, 5.00%, 09/01/21	100	105,230
Alabama Public School & College Authority RB
5.00%, 03/01/21	150	154,090
Series A, 5.00%, 02/01/21	165	168,849
Series A, 5.00%, 05/01/21	100	103,517
Series B, 5.00%, 01/01/21	195	198,777
Series B, 5.00%, 05/01/21	145	150,100
Auburn University RB, Series A, 5.00%, 06/01/21	100	104,023
City of Huntsville AL GO
Series A, 5.00%, 08/01/21	90	94,352
Series A, 5.00%, 03/01/22 (PR 09/01/21)	115	120,860
State of Alabama GO
Series A, 5.00%, 08/01/21	785	822,955
Series A, 5.00%, 11/01/21	100	106,053
University of Alabama (The) RB, Series A, 5.00%, 07/01/21	370	386,350

		3,060,263

Alaska — 0.1%
City of Anchorage AK Electric Revenue RB, Series A, 4.00%, 12/01/21	35	36,726
Municipality of Anchorage AK GO, Series B, 5.00%, 09/01/21 (NPFGC)	50	52,620
State of Alaska GO, Series A, 4.00%, 08/01/21	125	129,754

		219,100

Arizona — 2.9%
Arizona Board of Regents COP
Series A, 5.00%, 06/01/21	460	477,135
Series B, 5.00%, 06/01/21	125	129,656
Series C, 5.00%, 06/01/21	105	108,911
Arizona Department of Transportation State Highway Fund Revenue RB, Series A, 5.00%, 07/01/21	280	292,270
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/21	250	262,545
Arizona State University RB, Series A, 5.00%, 07/01/21	170	177,577
Arizona Transportation Board RB, 5.00%, 07/01/21	1,125	1,174,298
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/21	715	754,861
Series A, 5.00%, 10/01/21 (ETM)	50	52,745
City of Phoenix AZ GO, 4.00%, 07/01/21	215	222,570
City of Phoenix AZ GOL, Series C, 4.00%, 07/01/21	125	129,401
City of Phoenix Civic Improvement Corp. RB
4.00%, 07/01/21	40	41,390
5.00%, 07/01/21	575	600,266
Series A, 5.00%, 07/01/21	130	135,721
City of Scottsdale AZ GOL, 5.00%, 07/01/21	445	464,709
County of Pima AZ GO, 5.00%, 07/01/21	55	57,415
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/21	170	177,465
Series B, 5.00%, 07/01/21	135	140,928
Maricopa County Community College District GO
5.00%, 07/01/21	395	412,495
Series D, 4.00%, 07/01/21	205	212,218
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/21	170	177,512
Maricopa County Unified School District No. 80 Chandler GOL 4.00%, 07/01/21	150	155,268

Security	Par (000)	Value

Arizona (continued)
5.00%, 07/01/21	$300	$313,257
Pima County Regional Transportation Authority RB, 5.00%, 06/01/21	275	286,038
Salt River Project Agricultural Improvement & Power District RB
Series A, 5.00%, 01/01/21	500	509,955
Series A, 5.00%, 12/01/21	340	361,961
Scottsdale Municipal Property Corp. RB, 5.00%, 07/01/21	50	52,215
State of Arizona COP
5.00%, 09/01/21	100	105,174
5.00%, 10/01/21	180	190,035
University of Arizona (The) RB
4.00%, 08/01/21	115	118,720
5.00%, 06/01/21	350	364,168

		8,658,879

Arkansas — 0.5%
Arkansas Development Finance Authority RB, Series C, 5.00%, 06/01/21	190	197,644
State of Arkansas GO
5.00%, 04/01/21	200	206,394
5.00%, 06/15/21	745	776,245
5.00%, 10/01/21	365	385,524
University of Arkansas RB
Series A, 5.00%, 09/15/21	75	79,064
Series B, 5.00%, 11/01/21	30	31,812

		1,676,683

California — 8.3%
91 Express Lanes Toll Road RB, 5.00%, 08/15/21	50	52,512
Acalanes Union High School District GO, Series B, 0.00%, 08/01/46 (PR 08/01/21)(a)	350	58,107
Alameda Corridor Transportation Authority RB, Series A, 4.00%, 10/01/21	100	102,718
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/21 (AGM)(a)	25	24,877
Bay Area Toll Authority RB, Series F-1, 5.00%, 04/01/21	110	113,390
California Health Facilities Financing Authority RB, 5.00%, 08/15/21	25	26,190
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/21	100	103,588
5.00%, 10/01/21	250	264,207
Series A-1, 5.00%, 10/01/21	35	37,006
California Municipal Finance Authority RB, Series A, 4.00%, 10/01/21	35	36,597
California State Public Works Board RB
5.00%, 06/01/21	50	51,999
5.00%, 10/01/21	100	105,611
Series A, 5.00%, 04/01/21	70	72,233
Series A, 5.00%, 09/01/21	165	173,592
Series C, 5.00%, 10/01/21	180	190,100
Series C, 5.00%, 11/01/21	500	530,070
Series D, 4.00%, 04/01/21	75	76,899
Series D, 5.00%, 12/01/21	150	159,625
Series E, 5.00%, 06/01/21	335	348,390
Series E, 5.00%, 09/01/21	195	205,154
Series F, 5.00%, 10/01/21 (ETM)	50	52,829
Series G, 5.00%, 05/01/21	75	77,695
Series G, 5.00%, 11/01/21	140	148,420
Series G, 5.25%, 12/01/26 (PR 12/01/21)	250	267,010
Series I, 4.00%, 11/01/21	160	167,638

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series I, 5.00%, 11/01/21	$40	$42,406
California State University RB
Series A, 4.00%, 11/01/21	105	110,066
Series A, 5.00%, 11/01/21	340	360,624
California Statewide Communities Development Authority RB
5.00%, 05/15/21	50	51,309
Series A, 5.00%, 08/15/21	60	62,887
City & County of San Francisco CA GO
5.00%, 06/15/21	100	104,266
Series A, 5.00%, 06/15/21	25	26,067
City of Los Angeles CA GO, Series B, 5.00%, 09/01/21	215	226,412
City of Los Angeles CA Wastewater System Revenue RB
Series A, 5.00%, 06/01/21	50	52,016
Series C, 5.00%, 06/01/21	115	119,636
City of Los Angeles Department of Airports RB
Series B, 5.00%, 05/15/21	50	51,843
Series C, 5.00%, 05/15/21	30	31,106
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/21	175	185,593
City of Santa Rosa CA Wastewater Revenue RB, Series B, 0.00%, 09/01/21 (AMBAC)(a)	100	99,688
County of Los Angeles CA COP, 5.00%, 09/01/21	45	47,233
El Camino Community College District GO, Series C, 0.00%, 08/01/21(a)	35	34,938
Escondido Union High School District GO, 0.00%, 08/01/21 (AGC)(a)	75	74,696
Folsom Cordova Unified School District School Facilities Improvement Dist No. 2 GO, Series A, 0.00%, 10/01/21 (NPFGC)(a)	60	59,763
Fremont Union High School District GO
0.00%, 08/01/33 (PR 08/01/21)(a)	1,020	442,721
0.00%, 08/01/34 (PR 08/01/21)(a)	1,770	708,779
Garden Grove Unified School District GO, Series A, 0.00%, 08/01/21(a)	35	34,893
Grossmont Union High School District GO, 0.00%, 08/01/21 (AGM)(a)	280	279,003
Los Altos Elementary School District GO, 4.00%, 08/01/21	100	103,905
Los Angeles Community College District/CA GO
4.00%, 08/01/21	100	103,916
5.00%, 08/01/21	100	104,907
Series C, 5.00%, 08/01/21	70	73,435
Series I, 4.00%, 08/01/21	140	145,482
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 06/01/21	685	712,962
Series A, 5.00%, 07/01/21	195	203,765
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/21	80	83,663
Series A, 5.00%, 12/01/21	100	106,114
Los Angeles Department of Water & Power System Revenue RB
Series A, 4.00%, 07/01/21	970	1,004,794
Series A, 5.00%, 07/01/21	195	203,766
Series B, 5.00%, 07/01/21	15	15,674
Los Angeles Department of Water RB, 5.00%, 07/01/21	50	52,247
Los Angeles Unified School District/CA GO
Series A, 4.00%, 07/01/21	350	362,456
Series A, 5.00%, 07/01/21	205	214,155
Series A-1, 5.00%, 07/01/21	170	177,592
Series A-2, 5.00%, 07/01/21	155	161,922
Series C, 5.00%, 07/01/21	240	250,718

Security	Par (000)	Value

California (continued)
Series D, 5.00%, 07/01/21	$235	$245,495
Metropolitan Water District of Southern California RB, Series E, 5.00%, 07/01/21	160	167,192
Moreno Valley Unified School District/CA GO, 0.00%, 08/01/21 (NPFGC)(a)	50	49,837
Municipal Improvement Corp. of Los Angeles RB
Series A, 5.00%, 11/01/21	220	233,317
Series B, 5.00%, 11/01/21	225	238,619
North Orange County Community College District/CA GO, Series B, 0.00%, 08/01/21 (NPFGC)(a)	75	74,815
Orange County Sanitation District RB, Series A, 5.00%, 02/01/21	15	15,364
Palo Alto Unified School District GO, 0.00%, 08/01/21(a)	20	19,966
Rancho Cucamonga Redevelopment Agency Successor Agency TA, 5.00%, 09/01/21 (AGM)	90	94,717
Regents of the University of California Medical Center Pooled Revenue RB, Series J, 5.00%, 05/15/21	60	62,235
Rocklin Unified School District GO, 0.00%, 08/01/21 (NPFGC)(a)	75	74,777
Sacramento Municipal Utility District RB, Series F, 5.00%, 08/15/21	105	110,164
San Diego Community College District GO
0.00%, 08/01/21(a)	100	99,792
5.00%, 08/01/21	100	104,897
San Diego County Regional Transportation Commission RB, Series A, 4.00%, 04/01/21	700	717,913
San Diego Regional Building Authority RB, Series A, 5.00%, 10/15/21	45	47,403
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/21 (NPFGC)(a)	765	761,672
Series D-1, 5.50%, 07/01/21 (NPFGC)	200	209,766
Series R-3, 4.00%, 07/01/21	75	77,641
San Francisco City & County Airport Commission San Francisco International Airport RB
Second Series A, 5.00%, 05/01/21	100	103,425
Series D, 5.00%, 05/01/21	100	103,425
San Mateo County Community College District GO, Series B, 0.00%, 09/01/21 (NPFGC)(a)	250	249,352
San Mateo Union High School District GO, Series A, 5.00%, 09/01/21	100	105,308
Santa Ana Unified School District GO, Series A, 0.00%, 08/01/21(a)	100	99,526
Santa Clara Unified School District GO, 5.00%, 07/01/21	165	172,400
Santa Clara Valley Transportation Authority RB, Series A, 5.00%, 06/01/21	500	520,370
Santa Monica Community College District GO, Series A, 0.00%, 08/01/21 (NPFGC)(a)	25	24,941
South Orange County Public Financing Authority ST, Series A, 5.00%, 08/15/21	50	52,480
Southern California Public Power Authority RB, Series A, 5.00%, 07/01/21	25	26,112
State of California Department of Water Resources Power Supply RB, 4.00%, 05/01/21	200	205,858
State of California Department of Water Resources Power Supply Revenue RB
Series N, 5.00%, 05/01/21	565	585,735
Series O, 5.00%, 05/01/21	920	953,764
State of California Department of Water Resources RB
5.00%, 12/01/21	315	335,651
Series AK, 5.00%, 12/01/21	465	495,485

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
State of California GO
4.00%, 09/01/21	$140	$145,926
4.00%, 10/01/21	65	67,965
5.00%, 02/01/21	405	414,833
5.00%, 04/01/21	435	449,142
5.00%, 08/01/21	925	970,297
5.00%, 09/01/21	1,825	1,921,871
5.00%, 10/01/21	845	893,325
5.00%, 11/01/21	530	562,494
5.00%, 12/01/21	305	324,953
Series B, 5.00%, 09/01/21	590	621,317
University of California RB
5.00%, 05/15/21	100	103,862
Series AB, 5.00%, 05/15/21	195	202,531
Series AO, 5.00%, 05/15/21	130	135,021
Ventura County Community College District GO, Series 2002-C, 0.00%, 08/01/21(a)	120	119,656

		25,106,482

Colorado — 0.6%
Board of Governors of Colorado State University System RB
Series B, 5.00%, 03/01/21	60	61,665
Series E, 5.00%, 03/01/21	175	179,856
City & County of Denver CO Airport System Revenue RB, Series B, 5.00%, 11/15/21	125	132,320
City & County of Denver CO COP, Series 2010-B, 4.00%, 12/01/21	20	21,000
City of Colorado Springs CO Utilities System Revenue RB, Series A, 5.00%, 11/15/21	50	53,128
Colorado Water Resources & Power Development Authority RB, Series A, 5.00%, 03/01/21	100	102,786
Denver City & County School District No. 1 GO
Series A, 5.00%, 12/01/21 (SAW)	100	106,459
Series A, 5.25%, 12/01/21 (NPFGC)	415	443,178
Series B, 4.00%, 12/01/21 (SAW)	125	131,419
Series C, 5.00%, 12/01/21 (SAW)	190	202,272
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/21 (NPFGC)(a)	35	34,827
University of Colorado RB
4.25%, 06/01/21	95	98,194
4.25%, 06/01/21 (ETM)	5	5,168
5.00%, 06/01/21	10	10,398
5.00%, 06/01/21 (ETM)	50	51,986
5.00%, 06/01/31 (PR 06/01/21)	275	286,039

		1,920,695

Connecticut — 1.4%
City of Stamford CT GO
4.00%, 07/01/21	100	103,531
5.00%, 08/01/21	75	78,634
Connecticut State Health & Educational Facilities Authority RB
Series E, 5.00%, 07/01/21	25	25,990
Series O, 4.00%, 11/01/21	35	36,328
Series X-2, 1.80%, 07/01/37 (Put 02/09/21)(b)(c)	400	403,184
State of Connecticut Clean Water Fund — State Revolving Fund RB, Series A, 5.00%, 03/01/21	100	102,804
State of Connecticut GO
Series A, 5.00%, 03/15/21	100	102,836
Series A, 5.00%, 10/15/21	305	321,851
Series B, 4.50%, 05/15/21	160	165,146
Series B, 5.00%, 04/15/21	205	211,601

Security	Par (000)	Value

Connecticut (continued)
Series B, 5.00%, 05/15/21	$265	$274,553
Series C, 5.00%, 07/15/21	100	104,374
Series D, 5.00%, 11/01/21	250	264,325
Series E, 4.00%, 09/15/21	40	41,612
Series E, 5.00%, 10/15/21	250	263,813
Series G, 5.00%, 11/01/21	500	528,650
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/21	100	101,866
Series A, 5.00%, 08/01/21	240	250,867
Series A, 5.00%, 09/01/21	80	83,926
Series A, 5.00%, 10/01/21	295	310,594
Series B, 5.00%, 08/01/21	55	57,490
Series B, 5.00%, 12/01/21	250	265,112
University of Connecticut RB, Series A, 5.00%, 08/15/21	240	251,292

		4,350,379

Delaware — 1.0%
City of Wilmington DE GO, Series A, 4.00%, 10/01/21	15	15,675
County of New Castle DE GO, Series A, 5.00%, 07/15/21	110	115,102
Delaware River & Bay Authority RB, Series C, 5.00%, 01/01/21	100	101,945
Delaware Transportation Authority RB
5.00%, 06/01/21	175	181,995
5.00%, 07/01/21	1,000	1,044,480
State of Delaware GO
5.00%, 03/01/21	880	904,781
Series 2009-C, 5.00%, 10/01/21	125	132,089
Series B, 5.00%, 02/01/21	100	102,408
Series B, 5.00%, 07/01/21	60	62,669
Series D, 5.00%, 07/01/21	250	261,120
University of Delaware RB, Series A, 5.00%, 11/01/21	160	169,622

		3,091,886

District of Columbia — 1.8%
District of Columbia GO
5.00%, 06/01/21	1,540	1,602,216
Series A, 5.00%, 06/01/21	790	821,916
Series E, 5.00%, 06/01/21	200	208,080
District of Columbia RB
5.00%, 07/15/21	80	83,164
Series A, 4.00%, 12/01/21	100	105,135
Series A, 5.00%, 12/01/21	250	266,148
Series C, 4.00%, 12/01/21	200	210,270
Series C, 5.00%, 12/01/21	355	377,929
Series F, 5.00%, 12/01/21	200	212,918
District of Columbia Water & Sewer Authority RB
Series A, 4.00%, 10/01/21	455	475,375
Series A, 5.00%, 10/01/21	65	68,663
Series C, 5.00%, 10/01/21	460	485,921
Metropolitan Washington Airports Authority RB
Series C, 5.00%, 10/01/21	75	78,884
Series F-1, 5.00%, 10/01/21	475	499,595

		5,496,214

Florida — 5.4%
Board of Governors State University System of Florida RB, Series A, 5.00%, 07/01/21	280	292,373
Broward County FL Water & Sewer Utility Revenue RB, Series B, 5.00%, 10/01/21	160	169,035
City of Fort Lauderdale FL Water & Sewer Revenue RB, 5.00%, 03/01/21	140	143,926

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
City of Gainesville FL Utilities System Revenue RB, Series A, 5.00%, 10/01/21	$50	$52,794
City of Jacksonville FL RB
5.00%, 10/01/21	400	420,298
Series B, 5.00%, 10/01/21	435	457,830
Series C, 5.00%, 10/01/21	180	190,035
City of Miami Beach FL RB, 5.00%, 09/01/21	35	36,255
City of Orlando FL RB, Series A, 5.00%, 11/01/21, (ETM)	90	95,354
City of Tallahassee FL Utility System Revenue RB, 5.00%, 10/01/21	200	211,270
City of Tallahassee RB, 5.00%, 10/01/21	140	147,889
City of Tampa FL Water & Wastewater System Revenue RB, 5.00%, 10/01/21	100	105,647
County of Broward FL Airport System Revenue RB, Series Q-1, 5.00%, 10/01/21	100	105,346
County of Hillsborough FL Community Investment Tax Revenue RB, Series A, 5.00%, 11/01/21	40	42,215
County of Lee FL Transportation Facilities Revenue RB, 5.00%, 10/01/21 (AGM)	40	42,196
County of Manatee FL Public Utilities Revenue RB, 5.00%, 10/01/21	115	121,494
County of Miami-Dade FL Aviation Revenue RB, Series B, 4.00%, 10/01/21	55	57,305
County of Miami-Dade FL GO, Series B, 5.00%, 07/01/21	245	255,736
County of Miami-Dade FL RB, Series B, 5.00%, 04/01/21	130	134,129
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/21	615	641,777
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/21	625	660,069
Series A, 5.00%, 10/01/21 (AGM)	140	147,822
County of Orange FL RB, 5.00%, 10/01/21	55	58,099
County of Orange FL Sales Tax Revenue RB, Series C, 5.00%, 01/01/21	155	158,086
County of Orange FL Water Utility System Revenue RB, 5.00%, 10/01/21	90	95,082
County of Palm Beach FL GO, 5.00%, 07/01/21	110	114,872
County of Palm Beach FL RB, 4.00%, 06/01/21	160	165,117
Escambia County School Board COP, 5.00%, 02/01/21	120	122,830
Florida Department of Environmental Protection RB
5.00%, 07/01/21	245	255,804
Series A, 5.00%, 07/01/21	300	313,230
Series B, 5.00%, 07/01/21	310	323,671
Florida Department of Management Services COP, Series A, 5.00%, 08/01/21	295	309,263
Florida Municipal Power Agency RB
5.00%, 10/01/21	40	42,066
Series A, 5.00%, 10/01/21	410	431,290
Florida State University Housing Facility Revenue RB, Series A, 5.00%, 05/01/21	125	129,511
Greater Orlando Aviation Authority RB, Series C, 5.00%, 10/01/21	265	279,167
Hillsborough County School Board COP, Series A, 5.00%, 07/01/21	300	313,062
Hillsborough County School Board RB, 5.00%, 10/01/21 (AGM)	60	63,251
Jacksonville Transportation Authority RB, 5.00%, 08/01/21	125	131,031
JEA Electric System Revenue RB
Series A, 5.00%, 10/01/21	100	105,226
Series B, 5.00%, 10/01/21	50	52,613

Security	Par (000)	Value

Florida (continued)
JEA Water & Sewer System Revenue RB, Series A, 5.00%, 10/01/21	$225	$237,490
Lee County School Board (The) COP
5.00%, 08/01/21	200	209,506
Series B, 3.00%, 08/01/21	50	51,387
Series B, 5.00%, 08/01/21	50	52,377
Miami-Dade County Expressway Authority RB
Series A, 5.00%, 07/01/21	80	82,870
Series B, 5.00%, 07/01/21	155	160,561
Orange County Convention Center/Orlando RB, 5.00%, 10/01/21	270	281,858
Orange County School Board COP, Series A, 5.00%, 08/01/21	60	62,870
Orlando Utilities Commission RB
Series A, 5.00%, 10/01/21	65	68,663
Series C, 4.00%, 10/01/21	75	78,359
Series C, 5.25%, 10/01/21	145	153,590
Palm Beach County School District COP
Series B, 5.00%, 08/01/21	150	157,129
Series D, 5.00%, 08/01/21	290	303,784
Palm Beach County Solid Waste Authority RB, 5.00%, 10/01/21	75	79,081
Pasco County School Board COP, 5.00%, 08/01/21	75	78,488
Reedy Creek Improvement District GOL, Series A, 5.00%, 06/01/21	475	493,905
School Board of Miami-Dade County (The) COP
Series A, 5.00%, 05/01/21	235	243,354
Series D, 5.00%, 11/01/21	205	217,195
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/21	240	247,277
School District of Broward County/FL COP, Series A, 5.00%, 07/01/21	275	286,974
School District of Broward County/FL GO, Series B, 5.00%, 07/01/21	565	589,758
South Broward Hospital District RB, 5.00%, 05/01/21	50	51,644
St. Johns County School Board COP, 5.00%, 07/01/21	75	78,266
State of Florida Department of Transportation Turnpike System Revenue RB
Series A, 5.00%, 07/01/21	710	741,374
Series B, 5.00%, 07/01/21	520	542,979
Series C, 5.00%, 07/01/21	200	208,838
State of Florida GO
Series A, 4.00%, 06/01/21	155	159,983
Series A, 5.00%, 06/01/21	545	567,018
Series A, 5.00%, 07/01/21	460	480,111
Series B, 4.00%, 07/01/21	45	46,559
Series B, 5.00%, 06/01/21	520	541,008
Series C, 5.00%, 06/01/21	110	114,444
Series D, 5.00%, 06/01/21	95	98,838
Series E, 5.00%, 06/01/21	100	104,040
Series F, 5.00%, 06/01/21	150	156,060
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/21	245	255,898
Series B, 5.00%, 07/01/21	135	141,005
Tampa Bay Water RB, 5.00%, 10/01/21	65	68,647
Volusia County School Board COP, Series A, 5.00%, 08/01/21	35	36,664

		16,523,918

Georgia — 2.5%
City of Atlanta Department of Aviation RB
Series A, 4.00%, 01/01/21	75	76,150
Series B, 5.00%, 01/01/21	160	163,106

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Series C, 5.25%, 01/01/21	$135	$137,758
City of Atlanta GA Department of Aviation RB, Series A, 5.00%, 01/01/21	180	183,494
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/21	160	169,685
Series B, 5.00%, 11/01/21	250	265,132
Columbia County School District GO, 5.00%, 04/01/21 (SAW)	160	165,126
County of Carroll GA GO, 5.00%, 06/01/21	280	291,264
Forsyth County School District, 5.00%, 02/01/21	75	76,799
Georgia State Road & Tollway Authority RB
Series A, 5.00%, 03/01/21 (GTD)	170	174,787
Series A, 5.00%, 06/01/21	150	156,072
Series B, 5.00%, 06/01/21	510	530,645
Gwinnett County Development Authority COP, 5.25%, 01/01/21 (NPFGC)	25	25,522
Gwinnett County School District GO
5.00%, 02/01/21	585	599,028
5.00%, 08/01/21 (SAW)	200	209,670
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 5.00%, 07/01/21	215	224,522
Series A, 5.25%, 07/01/21 (NPFGC)	250	261,640
Municipal Electric Authority of Georgia RB
Series A, 4.00%, 01/01/21	10	10,122
Series A, 5.00%, 11/01/21	50	52,493
Series B, 5.00%, 01/01/21	340	345,526
State of Georgia GO
Series A, 5.00%, 02/01/21	250	256,020
Series A, 5.00%, 07/01/21	80	83,558
Series A-1, 5.00%, 02/01/21	110	112,649
Series C, 4.00%, 09/01/21	225	234,425
Series C, 5.00%, 07/01/21	580	605,798
Series C, 5.00%, 10/01/21	275	290,595
Series C, 5.00%, 07/01/22 (PR 07/01/21)	150	156,615
Series D, 5.00%, 02/01/21	140	143,371
Series E, 5.00%, 12/01/21	145	154,405
Series E-2, 5.00%, 09/01/21	15	15,789
Series I, 5.00%, 07/01/21	470	490,906
Series I, 5.00%, 11/01/21	130	137,903
Series J-1, 4.00%, 07/01/21	450	465,930
Washington Wilkes Payroll Development Authority RB, 0.00%, 12/01/21, (ETM)(a)	220	218,665

		7,485,170

Hawaii — 2.1%
City & County Honolulu HI Wastewater System Revenue RB
Series A, 4.00%, 07/01/21	245	253,467
Series A, 5.00%, 07/01/21	145	151,273
Series A, 5.25%, 07/01/36 (PR 07/01/21)	900	941,733
Series B, 4.00%, 07/01/21	55	56,901
Series B, 5.00%, 07/01/21	65	67,836
City & County of Honolulu HI GO
5.00%, 10/01/21	250	263,937
Series A, 5.00%, 10/01/21	100	105,575
Series B, 4.00%, 10/01/21	150	156,627
Series B, 5.00%, 10/01/21	60	63,345
Series C, 4.00%, 11/01/21	100	104,736
Series C, 5.00%, 10/01/21	165	174,199
County of Hawaii HI GO, Series A, 5.00%, 09/01/21	255	268,166
Honolulu City & County Board of Water Supply RB, Series A, 5.00%, 07/01/21	490	511,379

Security	Par (000)	Value

Hawaii (continued)
State of Hawaii GO
5.00%, 10/01/21	$250	$263,937
Series DZ, 5.00%, 12/01/29 (PR 12/01/21)	540	574,279
Series DZ, 5.00%, 12/01/30 (PR 12/01/21)	395	420,075
Series DZ-2016, 5.00%, 12/01/26 (PR 12/01/21)	150	159,522
Series DZ-2017, 5.00%, 12/01/21	70	74,463
Series DZ-2017, 5.00%, 12/01/21 (ETM)	25	26,587
Series EA, 4.00%, 12/01/21	30	31,516
Series EE, 5.00%, 11/01/21	80	84,780
Series EF, 5.00%, 11/01/21	485	513,979
Series EH-2017, 5.00%, 08/01/21	195	204,307
Series EZ, 5.00%, 10/01/21	70	73,902
Series FB, 5.00%, 04/01/21	100	103,170
Series FE, 5.00%, 10/01/21	355	374,791
Series FH, 5.00%, 10/01/21	150	158,362
Series FN, 5.00%, 10/01/21	10	10,558
State of Hawaii State Highway Fund, Series B, 5.00%, 01/01/21	95	96,868

		6,290,270

Illinois — 2.3%
Chicago Midway International Airport RB, Series B, 5.00%, 01/01/21	245	249,153
Chicago O’Hare International Airport RB
5.75%, 01/01/39 (PR 01/01/21)	100	102,256
Series 2015-B, 5.00%, 01/01/21	290	295,133
Series A, 5.00%, 01/01/21	65	66,151
Series B, 5.00%, 01/01/21	515	524,115
Series B, 6.00%, 01/01/41 (PR 01/01/21)	915	936,878
Series C, 5.00%, 01/01/21	325	330,752
Chicago Transit Authority RB, 5.00%, 06/01/21	200	206,554
DuPage County Forest Preserve District GO, 5.00%, 01/01/21	40	40,788
Illinois Finance Authority RB
5.00%, 01/01/21	110	112,154
5.00%, 07/01/21	275	286,973
Illinois State Toll Highway Authority RB
Series A, 5.00%, 12/01/21	250	264,492
Series D, 5.00%, 01/01/21	160	162,866
Regional Transportation Authority RB
5.75%, 06/01/21 (AGM)	40	41,672
Series A, 6.00%, 07/01/21 (NPFGC)	25	26,195
State of Illinois GO
4.00%, 02/01/21	75	75,723
4.00%, 09/01/21	75	76,538
5.00%, 02/01/21	110	111,595
5.00%, 06/01/21	195	199,725
5.00%, 07/01/21	200	205,298
5.00%, 08/01/21	390	401,236
Series A, 5.00%, 06/01/21	525	537,721
Series A, 5.00%, 12/01/21	300	311,340
Series B, 5.00%, 10/01/21	200	206,668
Series B, 5.25%, 01/01/21	215	217,804
Series D, 5.00%, 11/01/21	720	745,618
State of Illinois RB, 5.00%, 06/15/21	190	194,786

		6,930,184

Indiana — 0.6%
Ball State University RB, Series R, 5.00%, 07/01/21	175	182,669
Indiana Finance Authority RB
Series A, 4.00%, 02/01/21	100	101,907
Series A, 4.00%, 10/01/21	100	104,311

5

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
Series A, 5.00%, 05/01/21	$45	$46,370
Series A, 5.00%, 10/01/21	150	158,199
Series A, 5.00%, 12/01/21	315	334,473
Series C, 5.00%, 12/01/21	135	143,701
Indiana University RB
Series A, 5.00%, 06/01/21	45	46,810
Series U, 5.00%, 08/01/21	120	125,802
Series W-2, 5.00%, 08/01/21	320	335,472
Indianapolis Local Public Improvement Bond Bank RB, Series K, 5.00%, 06/01/21 (AGM)	50	51,969
Purdue University RB
Series CC, 5.00%, 07/01/21	65	67,879
Series DD, 5.00%, 07/01/21	45	46,993

		1,746,555

Iowa — 0.4%
City of Cedar Rapids IA GO, Series A, 5.00%, 06/01/21	265	275,661
City of Des Moines IA GO, Series E, 5.00%, 06/01/21	180	187,225
Iowa Finance Authority RB, 5.00%, 08/01/21	425	445,549
State of Iowa Board of Regents RB, 4.00%, 09/01/21	135	140,253
State of Iowa RB, Series A, 5.00%, 06/01/21	150	156,021

		1,204,709

Kansas — 0.4%
City of Wichita KS GO, Series 811, 5.00%, 06/01/21	150	156,034
Kansas Development Finance Authority RB, Series C, 5.00%, 05/01/21	40	41,416
State of Kansas Department of Transportation RB
Series A, 5.00%, 09/01/21	435	457,603
Series B, 5.00%, 09/01/21	625	657,475

		1,312,528

Louisiana — 0.4%
Louisiana Office Facilities Corp. RB, 5.00%, 11/01/21	25	26,458
Louisiana State University & Agricultural & Mechanical College RB, 5.00%, 07/01/21	10	10,422
State of Louisiana Gasoline & Fuels Tax Revenue RB, Series A-1, 4.00%, 05/01/21	20	20,572
State of Louisiana GO
Series A, 4.00%, 09/01/21	225	234,326
Series A, 5.00%, 02/01/21	15	15,358
Series A, 5.00%, 08/01/21	190	199,147
Series C, 5.00%, 07/15/21	300	313,797
State of Louisiana RB, Series A, 5.00%, 09/01/21	310	325,488

		1,145,568

Maine — 0.5%
City of Portland ME GOL, 4.00%, 04/01/21	310	317,911
Maine Municipal Bond Bank RB
Series B, 5.00%, 11/01/21	215	228,070
Series C, 5.00%, 11/01/21	405	429,588
Maine Turnpike Authority RB, 5.00%, 07/01/21	130	135,636
State of Maine GO, Series B, 5.00%, 06/01/21	370	384,852

		1,496,057

Maryland — 4.4%
City of Baltimore MD GO, Series B, 5.00%, 10/15/21	310	328,054
City of Baltimore MD RB
Series A, 5.00%, 07/01/21	475	495,626
Series D, 5.00%, 07/01/21	290	302,815
County of Anne Arundel MD GOL
4.00%, 04/01/21	400	410,208
5.00%, 04/01/21	50	51,605
County of Baltimore MD COP, 5.00%, 10/01/21	125	131,908

Security	Par (000)	Value

Maryland (continued)
County of Baltimore MD GO
5.00%, 08/01/21	$300	$314,505
Series B, 4.50%, 09/01/21	60	62,822
County of Carroll MD GO, 5.00%, 11/01/21	100	106,053
County of Harford MD GO, 5.00%, 09/15/21	240	253,032
County of Montgomery MD GO
Series A, 5.00%, 07/01/21	160	167,101
Series A, 5.00%, 11/01/21	1,245	1,320,522
County of Prince George’s MD GO, Series A, 5.00%, 09/15/21	500	527,325
County of Prince George’s MD GOL
Series A, 5.00%, 09/01/21	180	189,493
Series B, 4.00%, 07/15/21	500	518,505
Maryland Health & Higher Educational Facilities Authority RB
Series A, 5.00%, 07/01/21	25	26,091
Series B, 5.00%, 07/01/21	90	93,977
Maryland State Transportation Authority RB, 5.00%, 07/01/21	370	386,350
Maryland Water Quality Financing Administration Revolving Loan Fund RB, 5.00%, 03/01/21	125	128,498
State of Maryland Department of Transportation RB
5.00%, 02/01/21	250	256,032
5.00%, 06/01/21	95	98,846
5.00%, 09/01/21	730	768,500
5.00%, 10/01/21	50	52,842
5.00%, 12/01/21	105	111,825
5.00%, 02/15/24 (PR 02/15/21)	2,500	2,564,000
State of Maryland GO
First Series, 5.00%, 06/01/21	400	416,124
First Series A, 5.00%, 03/01/21	120	123,372
First Series C, 4.00%, 08/15/21	250	260,012
First Series C, 5.00%, 08/01/21	655	686,735
Series A, 5.00%, 03/01/24 (PR 03/01/21)	195	200,468
Series B, 5.00%, 08/01/21	105	110,087
Series C, 5.00%, 08/01/21	1,130	1,184,748
Washington Suburban Sanitary Commission GO, 5.00%, 06/01/21	585	608,535

		13,256,616

Massachusetts — 3.2%
Commonwealth of Massachusetts GO, Series A, 5.00%, 07/01/21	110	114,872
Commonwealth of Massachusetts GOL
Series A, 4.00%, 07/01/21	200	207,042
Series A, 5.00%, 03/01/21	125	128,505
Series A, 5.00%, 04/01/22 (PR 04/01/21)	200	206,420
Series A, 5.00%, 04/01/27 (PR 04/01/21)	550	567,655
Series A, 5.25%, 08/01/21	695	730,327
Series B, 5.00%, 08/01/21	445	466,516
Series B, 5.25%, 08/01/21	275	288,978
Series B, 5.25%, 08/01/21 (AGM)	200	210,166
Series B, 5.25%, 09/01/21 (AGM)	290	305,976
Series C, 5.00%, 10/01/21	260	274,682
Series D, 5.00%, 10/01/24 (PR 10/01/21)	350	369,638
Series D, 5.00%, 10/01/26 (PR 10/01/21)	1,435	1,515,518
Series E, 4.00%, 09/01/21	125	130,209
Commonwealth of Massachusetts RB, Series A, 5.50%, 06/01/21 (AGM)	200	208,870
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/25 (PR 06/01/21)	450	468,063
Massachusetts Bay Transportation Authority RB
Series A, 0.00%, 07/01/21(a)	200	199,330
Series A, 4.00%, 07/01/21	150	155,255

6

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Series A, 5.00%, 07/01/21	$150	$156,615
Series C, 5.25%, 07/01/21	40	41,855
Series C, 5.50%, 07/01/21	200	209,728
Massachusetts Clean Water Trust (The) RB
5.25%, 08/01/21	35	36,779
Series 2014, 5.00%, 08/01/21	600	629,010
Massachusetts Development Finance Agency RB, Series B-3, 5.00%, 01/01/21	100	102,021
Massachusetts Health & Educational Facilities Authority RB, Series M, 5.25%, 02/15/21	35	35,952
Massachusetts School Building Authority RB
Series A, 5.00%, 05/15/21 (ETM)	40	41,522
Series A, 5.00%, 08/15/21	550	577,632
Series A, 5.00%, 08/15/21 (ETM)	65	68,176
Series B, 4.00%, 10/15/21	75	78,480
Series B, 5.00%, 10/15/21	315	333,383
Series C, 5.00%, 08/15/21 (ETM)	105	110,242
Massachusetts Turnpike Authority RB, Series C, 0.00%, 01/01/21 (NPFGC)(a)	95	94,687
Massachusetts Water Resources Authority RB
Series F, 5.00%, 08/01/21	160	167,736
Series J, 5.50%, 08/01/21 (AGM)	365	384,454
University of Massachusetts Building Authority RB
5.00%, 11/01/21	35	37,096
Series 1, 4.00%, 11/01/21	50	52,374

		9,705,764

Michigan — 1.5%
Michigan Finance Authority RB
5.00%, 08/01/21	70	72,955
5.00%, 10/01/21	575	607,333
Michigan State Building Authority RB
5.00%, 10/15/21	100	105,786
Series I, 5.00%, 04/15/21	275	284,270
Series I, 5.00%, 10/15/21	470	497,194
Series I-A, 5.00%, 10/15/21	160	169,257
Michigan State Hospital Finance Authority RB, Series 200, 4.00%, 11/01/21	250	261,135
Michigan Strategic Fund RB
5.00%, 10/15/21	55	57,828
Series CC, 1.45%, 09/01/30 (Put 09/01/21)(b)(c)	100	100,555
Royal Oak School District GO, 5.00%, 05/01/21	100	103,601
State of Michigan GO
Series A, 5.00%, 12/01/21	270	287,439
Series B, 5.00%, 11/01/21	235	249,225
State of Michigan RB, 5.00%, 03/15/21	125	128,466
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/21	840	889,636
5.25%, 11/01/21 (AGM)	125	132,549
5.50%, 11/01/21 (AGM)	490	521,110

		4,468,339

Minnesota — 1.5%
County of Hennepin MN GO, Series C, 5.00%, 12/01/21	250	266,148
Metropolitan Council GO
Series B, 5.00%, 09/01/21	75	78,931
Series C, 5.00%, 03/01/21	120	123,365
Series E, 5.00%, 09/01/21	800	841,928
Minnesota Municipal Power Agency RB, Series A, 4.00%, 10/01/21	10	10,433

Security	Par (000)	Value

Minnesota (continued)
South Washington County Independent School District No. 833/MN GO, Series B, 5.00%, 02/01/21	$150	$153,560
Southern Minnesota Municipal Power Agency RB, Series A, 0.00%, 01/01/21 (NPFGC)(a)	40	39,940
State of Minnesota COP, 5.00%, 06/01/21	55	57,194
State of Minnesota GO
Series A, 5.00%, 08/01/21	325	340,847
Series B, 5.00%, 08/01/21	150	157,314
Series B, 5.00%, 10/01/21	290	306,515
Series D, 5.00%, 08/01/21	225	235,971
Series D, 5.00%, 10/01/21	245	258,953
Series E, 5.00%, 10/01/21	350	369,932
Series F, 5.00%, 10/01/21	395	417,495
State of Minnesota RB, Series A, 5.00%, 06/01/21	135	140,385
University of Minnesota RB
Series B, 5.00%, 12/01/21	300	319,419
Series D, 5.00%, 12/01/36 (PR 12/01/21)	500	531,740

		4,650,070

Mississippi — 0.9%
Mississippi Development Bank RB, 5.00%, 01/01/21	55	56,059
State of Mississippi GO
Series A, 5.00%, 10/01/29 (PR 10/01/21)	500	527,755
Series A, 5.00%, 10/01/36 (PR 10/01/21)	945	997,457
Series A, 5.25%, 11/01/21	340	361,590
Series C, 5.00%, 10/01/21	155	163,734
Series F, 5.00%, 11/01/21	340	360,536
Series F, 5.25%, 10/01/21	50	52,962
Series H, 4.00%, 12/01/21	165	173,451

		2,693,544

Missouri — 0.3%
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/21	225	233,240
Series B, 5.00%, 05/01/21	120	124,394
Missouri State Environmental Improvement & Energy Resources Authority RB, Series A, 5.00%, 07/01/21	525	548,252
University of Missouri RB, Series A, 5.00%, 11/01/21	160	169,519

		1,075,405

Montana — 0.0%
State of Montana GO, 5.00%, 08/01/21	20	20,967

Nebraska — 0.8%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/21	275	289,382
City of Omaha NE GO
5.25%, 04/01/21	130	134,378
Series A, 5.00%, 04/15/21	100	103,393
Series B, 5.00%, 11/15/21	280	297,441
City of Omaha NE Sewer Revenue RB, 5.00%, 11/15/21	45	47,803
Metropolitan Utilities District of Omaha Water System Revenue RB, 5.00%, 12/01/21	200	212,090
Nebraska Public Power District RB
5.00%, 07/01/21	50	52,205
Series A, 5.00%, 01/01/21	450	458,923
Series B, 5.00%, 01/01/21	90	91,785
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 4.00%, 02/01/21	50	50,926
Omaha Public Power District RB
Series B, 5.00%, 02/01/21	155	158,678
Series C, 5.00%, 02/01/21	100	102,373

7

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nebraska (continued)
University of Nebraska Facilities Corp. RB, Series A, 5.00%, 07/15/21	$200	$208,846
University of Nebraska RB
5.00%, 07/01/21	70	73,087
Series A, 5.00%, 07/01/21	65	67,867

		2,349,177

Nevada — 1.4%
City of Las Vegas NV GOL, Series A, 5.00%, 06/01/21	130	135,218
Clark County School District GOL
Series A, 5.00%, 06/15/21	360	373,882
Series B, 5.00%, 06/15/21	200	207,712
Series D, 5.00%, 06/15/21	65	67,506
County of Clark Department of Aviation RB
5.00%, 07/01/21	135	140,536
Series A, 5.00%, 07/01/21	175	182,012
Series B, 5.00%, 07/01/21	100	104,101
Series C, 5.00%, 07/01/21	145	150,946
County of Clark NV GOL
5.00%, 06/01/21	120	124,828
5.00%, 11/01/21	385	408,304
County of Clark NV RB
5.00%, 07/01/21	655	683,702
Series A, 5.00%, 07/01/21	500	521,910
Las Vegas Valley Water District GOL, Series B, 5.00%, 12/01/21	100	106,445
Nevada System of Higher Education RB
4.00%, 07/01/21	75	77,432
Series A, 4.00%, 07/01/21	50	51,621
Series A, 5.00%, 07/01/21	100	104,148
State of Nevada GOL
Series A, 5.00%, 04/01/21	205	211,581
Series A, 5.00%, 08/01/21	100	104,835
Series B, 5.00%, 11/01/21	245	259,830
Series D, 5.00%, 06/01/21	40	41,609
Series E, 5.00%, 06/01/21	115	119,626
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/21	70	74,512

		4,252,296

New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/21	100	104,372
New Hampshire Municipal Bond Bank RB
Series A, 5.00%, 08/15/21	70	73,457
Series D, 5.00%, 08/15/21	70	73,487
State of New Hampshire GO, Series B, 5.00%, 11/01/21	75	79,540

		330,856

New Jersey — 1.4%
County of Bergen NJ GO, 5.00%, 10/15/21	100	105,849
County of Monmouth NJ GO, 4.00%, 03/01/21	200	204,506
New Jersey Building Authority RB
Series A, 5.00%, 06/15/21	100	103,555
Series A, 5.00%, 06/15/21 (ETM)	5	5,206
New Jersey Economic Development Authority RB
5.00%, 03/01/21 (ETM)	50	51,255
Series B, 5.00%, 11/01/21 (SAP)	440	462,444
Series DDD, 5.00%, 06/15/21	200	207,110
Series II, 5.00%, 03/01/21	25	25,701
Series KK, 5.00%, 03/01/21	20	20,561
Series NN, 5.00%, 03/01/21	235	240,567

Security	Par (000)	Value

New Jersey (continued)
Series UU, 5.00%, 06/15/21	$230	$238,177
Series XX, 5.00%, 06/15/21 (SAP)	790	818,084
New Jersey Educational Facilities Authority RB, Series 2014-A, 5.00%, 09/01/21	35	36,547
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/21 (SAP)	120	124,266
Series A-1, 5.00%, 06/15/21	100	103,175
Series AA, 5.00%, 06/15/21 (SAP)	115	119,088
Series B, 5.00%, 06/15/21	135	139,799
New Jersey Turnpike Authority RB
Series B, 5.00%, 01/01/21	125	127,489
Series C, 5.00%, 01/01/21	370	377,293
State of New Jersey GO
5.00%, 06/01/21	245	253,524
5.25%, 08/01/21	160	167,083
Series T, 5.00%, 06/01/21	195	201,784

		4,133,063

New Mexico — 0.8%
Albuquerque Municipal School District No. 12 GO, 5.00%, 08/01/21	100	104,784
New Mexico Finance Authority RB
Series A, 5.00%, 06/15/21	350	364,711
Series B, 5.00%, 06/15/21	535	557,534
Series C, 5.00%, 06/01/21	100	103,963
State of New Mexico GO, 5.00%, 03/01/21, (ETM)	260	267,215
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/21	620	647,342
Series B, 4.00%, 07/01/21	230	238,057
Series B, 5.00%, 07/01/21	80	83,528
University of New Mexico (The) RB, Series A, 5.00%, 06/01/21	100	103,810

		2,470,944

New York — 7.8%
City of New York NY GO
5.00%, 08/01/21	245	256,694
Series 1, 5.00%, 08/01/21	50	52,387
Series A, 5.00%, 08/01/21	50	52,387
Series A-1, 4.00%, 08/01/21	200	207,566
Series A-1, 4.00%, 10/01/21	645	673,341
Series A-1, 5.00%, 08/01/21	385	403,376
Series B, 5.00%, 08/01/21	345	361,467
Series C, 5.00%, 08/01/21	850	890,570
Series D, 5.00%, 08/01/21	210	220,023
Series D-1, 5.00%, 08/01/21	35	36,671
Series E, 4.00%, 08/01/21	25	25,946
Series E, 5.00%, 08/01/21	335	350,989
Series F, 5.00%, 08/01/21	200	209,546
Series G, 5.00%, 08/01/21	140	146,682
Series H, 5.00%, 08/01/21	345	361,467
Series I, 5.00%, 03/01/21	45	46,246
Series I, 5.00%, 03/01/21 (ETM)	15	15,418
Series I, 5.00%, 08/01/21	315	330,035
Series J, 5.00%, 08/01/21	715	749,127
County of Nassau NY GOL
Series A, 5.00%, 01/01/21	35	35,662
Series A, 5.00%, 04/01/21	50	51,524
Series C, 5.00%, 10/01/21	150	158,037
Long Island Power Authority RB
5.00%, 09/01/21	100	104,807
Series A, 0.00%, 06/01/21 (AGM)(a)	90	89,615

8

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 05/01/21	$150	$154,979
Series B, 5.00%, 09/01/21	205	214,855
Metropolitan Transportation Authority RB
Series A, 5.00%, 11/15/21	30	31,526
Series A-1, 4.00%, 11/15/21 (ETM)	50	52,475
Series A-1, 5.00%, 11/15/21	110	113,463
Series B, 5.00%, 11/15/21	290	299,129
Series B, 5.25%, 11/15/21 (NPFGC)	250	259,782
Series B, 5.25%, 11/15/21 (NPFGC FGIC)	100	103,913
Series B-2, 5.00%, 11/15/21	210	216,611
Series B-4, 5.00%, 11/15/21	195	204,919
Series C, 5.00%, 11/15/21	280	288,796
Series C-1, 5.00%, 11/15/21	120	123,762
Series D, 5.00%, 11/15/21	255	263,027
Series E, 5.00%, 11/15/21	180	185,666
Series F, 4.00%, 11/15/21	25	25,439
Series F, 5.00%, 11/15/21	335	345,546
Nassau County Interim Finance Authority RB, Series A, 5.00%, 11/15/21	50	53,121
Nassau County Sewer & Storm Water Finance Authority RB, Series A, 5.00%, 10/01/21	40	42,259
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/21 (ETM SAW)	140	146,391
Series S-1, 5.00%, 07/15/21 (ETM SAW)	480	502,167
Series S-1, 5.00%, 07/15/21 (SAW)	100	104,520
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A, 5.00%, 11/01/21	110	116,601
Series A-1, 5.00%, 11/01/21	475	503,505
Series B, 5.00%, 11/01/21	100	106,001
Series B-1, 5.00%, 11/01/21	100	106,001
Series C, 5.00%, 11/01/21	840	890,408
Series C-1, 5.00%, 05/01/21	250	258,965
Series E, 5.00%, 11/01/21	150	159,001
Series F-1, 5.00%, 05/01/21	165	170,917
Series I, 5.00%, 05/01/21	95	98,407
New York City Water & Sewer System RB
Series DD, 5.00%, 06/15/21	125	130,220
Series EE, 4.00%, 06/15/21	80	82,651
Series FF, 5.00%, 06/15/21	150	156,264
New York Convention Center Development Corp. RB, 5.00%, 11/15/21	200	209,626
New York Municipal Bond Bank Agency RB, Series A, 5.00%, 12/01/21 (SAW)	110	117,120
New York State Dormitory Authority RB
0.00%, 08/01/21(a)	80	79,778
4.00%, 05/15/21	90	92,709
5.00%, 08/15/21 (SAP)	150	156,945
Series A, 4.00%, 03/15/21	100	102,349
Series A, 5.00%, 02/15/21	205	210,248
Series A, 5.00%, 03/15/21	1,565	1,611,355
Series A, 5.00%, 07/01/21	260	271,405
Series A, 5.00%, 10/01/21 (AGM)	75	79,235
Series A, 5.00%, 10/01/21 (SAW)	215	227,141
Series A, 5.50%, 05/15/21 (AMBAC NPFGC)	100	104,115
Series B, 4.00%, 10/01/21 (SAW)	225	235,102
Series B, 5.00%, 03/15/21	800	823,696
Series B, 5.00%, 07/01/21	110	114,820
Series C, 5.00%, 03/15/21	200	205,924

Security	Par (000)	Value

New York (continued)
Series D, 5.00%, 02/15/21	$325	$333,320
Series D, 5.00%, 08/15/21	70	73,480
Series D, 5.00%, 10/01/21 (BAM SAW)	225	237,841
Series E, 4.00%, 03/15/21	100	102,349
Series E, 5.00%, 03/15/21	260	267,701
Series E, 5.00%, 08/15/21	210	220,439
Series F, 5.00%, 10/01/21 (BAM SAW)	45	47,568
New York State Environmental Facilities Corp. RB
Series A, 5.00%, 02/15/21	25	25,654
Series A, 5.00%, 06/15/21	920	959,165
Series B, 5.00%, 06/15/21	100	104,257
Series B, 5.00%, 11/15/21	25	26,577
Series E, 5.00%, 05/15/21	95	98,654
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A, 5.00%, 04/01/21	190	196,074
Series A-1, 5.00%, 04/01/21	130	134,156
New York State Thruway Authority RB
5.00%, 01/01/21	130	132,415
Series A, 4.00%, 01/01/21	70	71,015
Series A, 5.00%, 03/15/21	180	185,332
Series I, 5.00%, 01/01/21	200	203,716
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/21	685	705,290
Series A-1, 5.00%, 03/15/21	170	175,035
Series A-2, 5.50%, 03/15/21 (NPFGC)	135	139,413
Series D, 5.00%, 03/15/21	350	360,367
Series E, 5.00%, 03/15/21	70	72,073
Port Authority of New York & New Jersey RB
5.00%, 10/15/21	130	137,426
Series 173, 4.00%, 12/01/21	30	31,499
Series 175, 5.00%, 12/01/21	55	58,476
Series 189, 5.00%, 05/01/21	110	113,894
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/21	165	174,651
Triborough Bridge & Tunnel Authority RB
5.50%, 11/15/21 (NPFGC)	100	106,480
Series A, 4.00%, 11/15/21	65	67,969
Series A, 5.00%, 01/01/21	145	147,683
Series A, 5.00%, 11/15/21	80	84,631
Series B, 4.00%, 11/15/21	210	219,479
Series B, 5.00%, 11/15/21	320	338,525
Series C, 5.00%, 11/15/21	175	185,131

		23,520,173

North Carolina — 3.1%
City of Asheville NC Water System Revenue RB, 4.00%, 08/01/21	50	51,933
City of Charlotte NC COP, Series A, 5.00%, 12/01/21	495	526,972
City of Charlotte NC GO, 5.00%, 12/01/21	285	303,485
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/21	355	370,790
5.00%, 12/01/21	50	53,243
City of Durham NC GO, Series C, 5.00%, 07/01/21	50	52,224
City of Raleigh NC Combined Enterprise System Revenue RB, 5.00%, 03/01/21	40	41,126
City of Raleigh NC GO
Series A, 4.00%, 09/01/21	50	52,095
Series B, 5.00%, 04/01/21	50	51,612
City of Raleigh NC RB, Series A, 5.00%, 10/01/21	40	42,268

9

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
County of Buncombe NC RB
5.00%, 06/01/21	$65	$67,626
Series A, 5.00%, 06/01/21	85	88,434
County of Cabarrus NC GO, 5.00%, 03/01/21	75	77,112
County of Durham NC GO
5.00%, 10/01/21	160	169,074
5.00%, 11/01/21	110	116,687
County of Forsyth NC GO
4.00%, 12/01/21	10	10,516
5.00%, 07/01/21	50	52,224
County of Guilford NC GO, Series D, 5.00%, 08/01/21	250	262,165
County of Mecklenburg NC GO
Series A, 5.00%, 04/01/21	100	103,224
Series A, 5.00%, 09/01/21	200	210,526
Series A, 5.00%, 12/01/21	570	606,970
County of Mecklenburg NC RB, Series A, 5.00%, 10/01/21	320	338,147
County of New Hanover NC GO
5.00%, 02/01/21	200	204,816
5.00%, 08/01/21	300	314,568
County of Wake NC GO
Series A, 5.00%, 05/01/21	215	222,809
Series C, 5.00%, 03/01/21	535	550,066
County of Wake NC RB, Series A, 5.00%, 12/01/21	75	79,864
North Carolina Eastern Municipal Power Agency RB
Series A, 5.00%, 01/01/21 (ETM)	745	759,215
Series B, 5.00%, 01/01/21 (ETM)	435	443,574
North Carolina State University at Raleigh RB, Series A, 5.00%, 10/01/21	100	105,575
State of North Carolina GO
5.00%, 06/01/21	430	447,372
Series A, 5.00%, 06/01/21	225	234,090
Series C, 4.00%, 05/01/21	490	504,166
Series C, 5.00%, 05/01/21	120	124,358
Series D, 4.00%, 06/01/21	100	103,215
State of North Carolina RB
5.00%, 03/01/21	390	400,635
Series B, 5.00%, 06/01/21	400	416,160
Series C, 5.00%, 05/01/29 (PR 05/01/21)	750	776,835
University of North Carolina at Chapel Hill RB, 0.00%, 08/01/21(a)	55	54,859
University of North Carolina at Greensboro RB, 5.00%, 04/01/21	80	82,487

		9,473,117

Ohio — 4.3%
American Municipal Power Inc. RB, Series A, 5.00%, 02/15/21	185	189,686
City of Columbus OH GO
Series 1, 5.00%, 07/01/21	385	402,052
Series 2012-3, 5.00%, 08/15/21	225	236,304
Series A, 4.00%, 08/15/21	115	119,594
Series A, 5.00%, 02/15/21	110	112,846
Series A, 5.00%, 08/15/21	305	320,323
City of Columbus OH GOL
Series 2012-4, 4.00%, 08/15/21	20	20,799
Series B, 5.00%, 08/15/21	70	73,517
Cleveland Department of Public Utilities Division of Water RB, Series Y, 5.00%, 01/01/21	70	71,391
Cleveland State University RB, 5.00%, 06/01/21	55	56,932
Columbus City School District GO, Series A, 5.00%, 12/01/21	105	111,753
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/21	250	260,057

Security	Par (000)	Value

Ohio (continued)
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/21	$505	$536,568
JobsOhio Beverage System RB, Series A, 5.00%, 01/01/21	150	152,957
Miami University/Oxford OH RB, 5.00%, 09/01/21	265	278,740
Northeast Ohio Regional Sewer District RB, 5.00%, 11/15/21	70	74,369
Ohio Higher Educational Facility Commission RB, 5.00%, 01/01/21	100	101,858
Ohio State Building Authority RB
5.00%, 10/01/21	180	190,165
Series A, 5.00%, 10/01/21	25	26,412
Ohio State University (The) RB
Series A, 5.00%, 06/01/21	50	52,012
Series D, 5.00%, 12/01/21	75	79,844
Ohio Turnpike & Infrastructure Commission RB, Series A, 5.50%, 02/15/21 (NPFGC)	105	107,938
Ohio Water Development Authority RB
Series A, 5.00%, 06/01/21	305	317,322
Series C, 5.00%, 06/01/21	200	208,080
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/21	25	26,010
5.00%, 12/01/21	640	681,510
5.50%, 06/01/21	250	261,130
Series B, 5.00%, 12/01/21	150	159,729
State of Ohio GO
5.00%, 09/01/21	150	157,878
Series A, 5.00%, 03/01/21	100	102,810
Series A, 5.00%, 05/01/21	130	134,711
Series A, 5.00%, 08/01/21	85	89,118
Series A, 5.00%, 09/01/21	50	52,626
Series A, 5.00%, 09/15/21	635	669,557
Series A, 5.00%, 02/01/29 (PR 08/01/21)	4,680	4,904,827
Series B, 5.00%, 08/01/21	525	550,436
Series C, 5.00%, 09/15/21	165	173,979
Series R, 5.00%, 05/01/21	20	20,726
Series T, 5.00%, 11/01/21	200	212,158
State of Ohio RB
5.00%, 10/01/21	60	63,352
Series A, 5.00%, 04/01/21	250	257,940
Series A, 5.00%, 10/01/21	210	221,733
Series B, 5.00%, 04/01/21	180	185,717

		13,027,466

Oklahoma — 0.9%
City of Oklahoma City OK GO, 5.00%, 03/01/21	515	529,440
Grand River Dam Authority RB, Series A, 5.00%, 06/01/21	730	758,806
Oklahoma Capital Improvement Authority RB
5.00%, 10/01/21	160	168,746
Series B, 5.00%, 07/01/21	315	328,507
Series C, 5.00%, 07/01/21	70	73,002
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/21	160	167,086
Oklahoma Development Finance Authority RB, Series A, 5.00%, 08/15/21	45	46,784
Oklahoma Turnpike Authority RB, Series A, 4.00%, 01/01/21	320	325,053
Oklahoma Water Resources Board RB, Series A, 5.00%, 04/01/21	145	149,646
University of Oklahoma (The) RB, Series C, 5.00%, 07/01/21	150	156,474

		2,703,544

10

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon — 2.3%
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 05/01/21	$150	$155,424
Series A, 5.00%, 06/01/21	490	509,796
Series A, 5.00%, 08/01/21	245	256,846
Series A, 5.00%, 10/01/21	60	63,403
Series B, 5.00%, 10/01/21	100	105,647
City of Portland OR Water System Revenue RB, Series A, 4.00%, 10/01/21	100	104,514
Clackamas County School District No. 12 North Clackamas GO, 5.00%, 06/15/21 (GTD)	150	156,291
County of Multnomah OR GOL, 5.00%, 06/01/21	500	520,200
County of Washington OR GOL, 5.00%, 03/01/21	300	308,448
Lane Community College GO, 4.00%, 06/15/21 (GTD)	65	67,189
Marion & Clackamas Counties School District No. 4J Silver Falls/OR GO, 4.00%, 06/15/21 (GTD)	75	77,412
Metro/OR GO, Series A, 5.00%, 06/01/21	200	208,080
Oregon Health & Science University RB, Series A, 5.00%, 07/01/21	320	333,571
Oregon State Facilities Authority RB, Series A, 5.00%, 11/15/21	65	68,411
Oregon State Lottery RB
Series B, 5.00%, 04/01/21	190	196,112
Series C, 4.00%, 04/01/21	160	164,094
Series D, 5.00%, 04/01/21 (MO)	95	98,056
Portland Community College District GO, 5.00%, 06/15/21	205	213,671
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/21 (GTD)(a)	100	99,750
State of Oregon Department of Transportation RB
5.00%, 11/15/21	125	132,836
Series A, 5.00%, 11/15/21	170	180,657
Series C, 5.00%, 11/15/21	400	425,076
State of Oregon GO
Series C, 5.00%, 06/01/21	200	208,080
Series D, 5.00%, 06/01/21	540	561,816
Series F, 5.00%, 05/01/21	340	352,349
Series H, 5.00%, 05/01/21	350	362,712
Series J, 5.00%, 05/01/21	80	82,906
Tri-County Metropolitan Transportation District of Oregon RB, Series A, 5.00%, 10/01/21	150	158,289
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/15/21 (GTD)	540	562,939
Series B, 4.00%, 06/15/21 (GTD)	125	129,231
Washington County Clean Water Services RB, Series A, 5.00%, 10/01/21	55	58,119

		6,921,925

Pennsylvania — 2.0%
City of Philadelphia PA GO, Series A, 5.00%, 08/01/21	125	130,443
City of Philadelphia PA Water & Wastewater Revenue RB, Series B, 5.00%, 07/01/21	200	208,276
Commonwealth of Pennsylvania GO
5.00%, 01/01/21	150	152,925
5.00%, 07/15/21	120	125,424
5.00%, 09/15/21	65	68,455
First Series, 5.00%, 04/01/21	40	41,257
First Series, 5.00%, 06/01/21	225	233,858
First Series, 5.00%, 06/15/21	200	208,246
First Series, 5.00%, 07/01/21	425	443,424
First Series, 5.00%, 08/15/21	125	131,148
First Series, 5.00%, 11/15/21	475	504,018

Security	Par (000)	Value

Pennsylvania (continued)
First Series, 5.00%, 11/15/24 (PR 11/15/21)	$100	$106,202
Second Series, 5.00%, 01/15/21	400	408,540
Second Series, 5.00%, 07/01/21	75	78,251
Second Series, 5.00%, 09/15/21	200	210,630
Second Series, 5.00%, 10/15/21	60	63,427
Series D, 5.00%, 08/15/21	100	104,918
Series T, 5.00%, 07/01/21	180	187,803
County of Chester PA GO, 5.00%, 11/15/21	30	31,873
Delaware County Authority RB, 5.00%, 08/01/21	160	167,227
Delaware River Port Authority RB, Series B, 5.00%, 01/01/21	130	132,410
Pennsylvania Higher Educational Facilities Authority RB
Series A, 5.00%, 05/01/21 (ETM)	15	15,542
Series A, 5.25%, 05/01/41 (PR 05/01/21)	1,000	1,038,020
Series AN, 5.00%, 06/15/21	25	26,015
Pennsylvania Turnpike Commission RB
0.00%, 12/01/21(a)	20	19,715
Series A, 5.00%, 12/01/21	320	339,858
Series A, 5.25%, 07/15/21 (AGM)	100	104,757
Series B, 5.00%, 12/01/23 (PR 12/01/21)	450	478,876
Township of Cranberry PA GO, 5.00%, 03/01/21	175	179,907

		5,941,445

Rhode Island — 0.7%
Rhode Island Commerce Corp RB, Series A, 5.00%, 06/15/21	255	264,833
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/21	770	809,840
Rhode Island Infrastructure Bank RB, Series B, 5.00%, 10/01/21	115	121,480
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
Series B, 4.00%, 10/01/21	145	151,493
Series C, 5.00%, 10/01/21	180	190,165
State of Rhode Island GO
Series A, 5.00%, 05/01/21	100	103,639
Series D, 5.00%, 08/01/21	400	419,464

		2,060,914

South Carolina — 0.8%
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/21	145	154,305
City of Columbia SC Waterworks & Sewer System Revenue RB, 4.50%, 02/01/21	75	76,614
County of Charleston SC GO, Series A, 5.00%, 11/01/21	155	164,382
Horry County School District/SC GO, 5.00%, 03/01/21	230	236,449
SCAGO Educational Facilities Corp. for Picknes School District RB, 5.00%, 12/01/21	65	68,974
South Carolina Public Service Authority RB
Series B, 4.00%, 12/01/21	55	57,764
Series B, 5.00%, 12/01/21	165	174,182
Series B, 5.00%, 12/01/21 (ETM)	40	42,512
South Carolina Transportation Infrastructure Bank RB
Series A, 5.00%, 10/01/21	440	461,943
Series B, 5.00%, 10/01/21	300	314,961
State of South Carolina GO
Series A, 4.00%, 06/01/21	290	299,274
Series A, 5.00%, 07/01/21 (SAW)	300	313,287

		2,364,647

Tennessee — 1.9%
City of Clarksville TN Water Sewer & Gas Revenue RB, 5.00%, 02/01/21	25	25,598
City of Johnson City TN GO, Series A, 5.00%, 06/01/21	200	208,028

11

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
City of Memphis TN GO, 5.00%, 06/01/21	$500	$520,070
County of Montgomery TN GO, 5.00%, 04/01/21	175	180,617
County of Shelby TN GO
Series A, 4.00%, 03/01/21	120	122,675
Series A, 5.00%, 03/01/21	200	205,608
Series A, 5.00%, 04/01/21	250	258,025
County of Sumner TN GO
5.00%, 06/01/21	125	130,029
5.00%, 12/01/21	190	202,299
County of Williamson TN GO, Series A, 5.00%, 04/01/21	500	516,050
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB, Series D, 4.00%, 10/01/21	340	354,940
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/21	425	443,781
Series A, 5.00%, 01/01/21	100	101,987
Series C, 5.00%, 07/01/21	270	281,931
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, Series A, 5.25%, 01/01/21 (AGM ETM)	50	51,047
State of Tennessee GO
Series A, 5.00%, 08/01/21	830	870,130
Series A, 5.00%, 09/01/21	50	52,620
Series B, 5.00%, 08/01/21	250	262,087
Series B, 5.00%, 11/01/21	75	79,540
Tennessee State School Bond Authority RB, Series B, 5.00%, 11/01/21	770	816,608

		5,683,670

Texas — 11.3%
Allen Independent School District GO, 5.00%, 02/15/21 (PSF)	100	102,582
Austin Independent School District GO
5.00%, 08/01/21 (PSF)	195	204,409
Series A, 5.00%, 08/01/21 (PSF)	125	131,031
Series B, 5.00%, 08/01/21	50	52,418
Canadian River Municipal Water Authority Corp. RB, 5.00%, 02/15/21	220	225,632
Carrollton-Farmers Branch Independent School District GO, 5.00%, 02/15/21 (PSF)	100	102,582
Central Texas Regional Mobility Authority RB, 5.00%, 01/01/21	50	50,612
Central Texas Turnpike System RB
First Series, 0.00%, 08/15/21 (AMBAC)(a)	375	373,999
Series A, 0.00%, 08/15/21 (AMBAC)(a)	100	99,517
City of Austin TX Electric Utility Revenue RB, Series A, 5.00%, 11/15/21	120	127,427
City of Austin TX GOL
5.00%, 09/01/21	600	631,446
Series A, 4.00%, 09/01/21	50	52,084
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 05/15/21	105	108,977
5.00%, 05/15/21 (ETM)	85	88,133
5.00%, 11/15/21	135	143,125
5.00%, 11/15/21 (ETM)	100	106,036
Series A, 5.00%, 05/15/21	165	171,267
Series A, 5.00%, 11/15/21	5	5,311
Series A, 5.00%, 11/15/21 (ETM)	20	21,200
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/21	155	162,052
Series C, 5.00%, 07/15/21	50	52,275
City of Dallas TX GOL, 5.00%, 02/15/21	160	164,114

Security	Par (000)	Value

Texas (continued)
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/21	$65	$68,686
Series A, 5.00%, 10/01/21	110	116,238
City of Denton TX GO, 5.00%, 02/15/21	55	56,423
City of Denton TX GOL, 5.00%, 02/15/21	125	128,234
City of El Paso TX GOL, 4.00%, 08/15/21	110	114,220
City of El Paso TX Water & Sewer Revenue RB, 5.00%, 03/01/21	75	77,103
City of Fort Worth TX Water & Sewer System Revenue RB, 5.00%, 02/15/21	80	82,070
City of Garland TX Electric Utility System Revenue RB, 5.00%, 03/01/21	85	87,309
City of Garland TX GOL, 5.00%, 02/15/21	115	117,975
City of Grand Prairie TX GOL, 5.00%, 02/15/21	180	184,657
City of Houston TX Airport System Revenue RB, Series B, 5.00%, 07/01/21	775	807,147
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/21	110	116,822
Series C, 5.00%, 05/15/21	180	186,808
Series D, 5.00%, 11/15/21	245	260,195
City of Houston TX GOL, Series A, 5.00%, 03/01/21	300	308,358
City of Lubbock TX GOL
4.00%, 02/15/21	420	428,639
5.00%, 02/15/21	190	194,916
City of San Antonio Texas Electric & Gas Systems Revenue RB
4.00%, 02/01/21	300	305,706
5.00%, 02/01/21	505	517,071
City of San Antonio TX Electric & Gas Systems Revenue RB, 5.00%, 02/01/21	250	255,982
City of San Marcos TX GOL, 5.00%, 08/15/21	40	41,963
Clear Creek Independent School District GO, Series A, 5.00%, 02/15/21 (PSF)	100	102,582
Clifton Higher Education Finance Corp. RB, 5.00%, 03/01/21	80	82,102
Conroe Independent School District GO, 5.00%, 02/15/21 (PSF)	40	41,033
County of Denton TX GOL, 5.00%, 07/15/21	125	130,491
County of Fort Bend TX GO, 5.00%, 03/01/21	15	15,413
County of Harris TX GOL
Series A, 5.00%, 08/15/21	55	57,799
Series A, 5.00%, 10/01/21	95	100,433
Series B, 5.00%, 10/01/21	100	105,719
County of Harris TX RB
5.00%, 08/15/21	145	152,192
Series A, 5.00%, 08/15/21	125	131,200
Cypress-Fairbanks Independent School District GO
4.00%, 02/15/21 (PSF)	120	122,462
5.00%, 02/15/21 (PSF)	50	51,291
Series A, 5.00%, 02/15/21 (PSF)	405	415,457
Series C, 5.00%, 02/15/21 (PSF)	100	102,582
Dallas Area Rapid Transit RB
Series A, 5.00%, 12/01/21	225	239,314
Series B, 4.00%, 12/01/21	140	147,055
Series B, 5.00%, 12/01/21	55	58,499
Dallas Independent School District GO, 4.00%, 08/15/21 (PSF)	70	72,789
Dallas/Fort Worth International Airport RB
Series E, 5.00%, 11/01/21	150	158,827
Series F, 5.00%, 11/01/21	180	190,593
Series G, 5.00%, 11/01/21	85	90,002

12

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Denton Independent School District GO, Series A, 5.00%, 08/15/21 (PSF)	$100	$105,014
DeSoto Independent School District GO, 0.00%, 08/15/21 (PSF)(a)	250	249,150
Edinburg Consolidated Independent School District/TX GO, 4.00%, 02/15/21 (PSF)	100	102,052
Fort Bend Independent School District GO
5.00%, 08/15/21 (PSF)	315	330,794
Series E, 5.00%, 02/15/21 (PSF)	170	174,389
Fort Worth Independent School District GO, 5.00%, 02/15/21 (PSF)	520	533,483
Frisco Independent School District GO
5.00%, 08/15/21 (PSF)	140	147,020
Series A, 4.50%, 08/15/21 (PSF)	70	73,149
Garland Independent School District GO, 5.00%, 02/15/21 (PSF)	100	102,582
Grapevine-Colleyville Independent School District GO
5.00%, 08/15/21 (PSF)	55	57,758
Series A, 5.00%, 08/15/21	45	47,261
Harris County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/21	30	31,622
Series A, 5.00%, 11/15/21	105	110,440
Harris County Flood Control District RB, Series A, 5.25%, 10/01/21	230	243,598
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/21	150	157,440
Houston Community College System GOL, 5.00%, 02/15/21	230	235,701
Houston Community College System RB, 5.00%, 04/15/21	100	103,256
Houston Independent School District GOL, 5.00%, 02/15/21 (PSF)	250	256,455
Katy Independent School District GO, Series A, 5.00%, 02/15/21 (PSF)	315	323,133
Keller Independent School District/TX GO, Series A, 5.00%, 08/15/21 (PSF)	285	299,167
Klein Independent School District GO, 5.00%, 08/01/21	100	104,835
Laredo Community College District GOL, 5.00%, 08/01/21	65	68,110
Leander Independent School District GO
0.00%, 08/15/21 (PSF)(a)	175	174,494
Series A, 0.00%, 08/15/21 (PSF)(a)	500	498,555
Series B, 0.00%, 08/15/21(a)	150	149,413
Series D, 0.00%, 08/15/21 (PSF)(a)	50	49,856
Lewisville Independent School District GO
Series A, 5.00%, 08/15/21 (PSF)	150	157,521
Series B, 4.00%, 08/15/21	285	296,386
Lone Star College System GOL
5.00%, 02/15/21	285	292,373
Series A, 5.00%, 08/15/21	145	152,285
Longview Independent School District GO, 5.00%, 02/15/21 (PSF)	70	71,807
Lower Colorado River Authority RB
5.00%, 05/15/21	350	363,153
Series A, 5.00%, 05/15/21	355	368,341
Series B, 5.00%, 05/15/21	180	186,764
Magnolia Independent School District/TX GO, 5.00%, 08/15/21	60	63,008
Manor Independent School District GO
5.00%, 08/01/21 (PSF)	5	5,241
5.00%, 08/01/21 (ETM) (PSF)	10	10,465
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/21	145	153,626

Security	Par (000)	Value

Texas (continued)
Series B, 5.00%, 11/01/21	$230	$243,683
Midland Independent School District GO, 5.00%, 02/15/21 (PSF)	50	51,291
North East Independent School District/TX GO, 5.25%, 02/01/21 (PSF)	115	117,893
North Texas Municipal Water District RB, 5.00%, 06/01/21	900	936,512
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/21	480	505,373
North Texas Tollway Authority RB
6.00%, 01/01/43 (PR 01/01/21)	550	563,035
Series A, 5.00%, 01/01/21	395	402,521
Series A, 5.00%, 09/01/21 (ETM)	20	21,030
Series A, 5.50%, 09/01/36 (PR 09/01/21)	820	866,642
Series D, 5.00%, 09/01/28 (PR 09/01/21)	800	841,216
Series D, 5.00%, 09/01/29 (PR 09/01/21)	155	162,986
Series D, 5.00%, 09/01/32 (PR 09/01/21)	270	283,910
Series D, 5.25%, 09/01/27 (PR 09/01/21)	1,500	1,581,300
Northside Independent School District GO
5.00%, 08/15/21 (PSF)	265	278,314
Series A, 4.00%, 08/15/21 (PSF)	40	41,598
Northwest Independent School District GO, 5.00%, 02/15/21 (PSF)	40	41,035
Pasadena Independent School District GO, 5.00%, 02/15/21 (PSF)	110	112,840
Permanent University Fund — Texas A&M University System RB, 5.00%, 07/01/21	130	135,697
Permanent University Fund — University of Texas System RB, Series A, 5.00%, 07/01/21	160	167,086
Pflugerville Independent School District GO, 5.00%, 02/15/21 (PSF)	50	51,291
Port Authority of Houston of Harris County Texas GO, Series A, 5.00%, 10/01/21	125	132,029
Richardson Independent School District GO, 4.00%, 02/15/21 (PSF)	300	306,090
San Antonio Water System RB
5.00%, 05/15/21	100	103,798
Series A, 5.00%, 05/15/21	50	51,899
Series A, 5.00%, 05/15/21 (ETM)	5	5,188
Series B, 5.00%, 05/15/21	160	166,077
Santa Fe Independent School District/TX GO, 5.00%, 02/15/21 (PSF)	345	353,908
South Texas College GOL, 5.00%, 08/15/21	70	73,510
Southwest Higher Education Authority Inc. RB, 5.00%, 10/01/21	140	147,839
Spring Branch Independent School District GO, Series B, 5.00%, 02/01/21 (PSF)	115	117,752
Spring Independent School District GO, 5.00%, 08/15/21 (PSF)	250	262,535
State of Texas GO
5.00%, 04/01/21	490	505,861
5.00%, 10/01/21	305	322,370
Series A, 5.00%, 04/01/21	500	516,185
Series A, 5.00%, 08/01/21	35	36,707
Series A, 5.00%, 10/01/21	620	655,309
Series C, 5.00%, 08/01/21	20	20,975
Series D, 5.00%, 05/15/21	200	207,676
Series G, 5.00%, 08/01/21	100	104,876
Tarrant County Cultural Education Facilities Finance Corp. RB, 5.00%, 12/01/21	90	95,503

13

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Tarrant Regional Water District RB
5.00%, 03/01/21	$120	$123,365
6.00%, 09/01/21	250	265,675
Series A, 5.00%, 03/01/21	65	66,823
Texas Public Finance Authority RB, 5.00%, 02/01/21	350	358,375
Texas State University System RB
4.50%, 03/15/21	15	15,405
5.00%, 03/15/21	125	128,757
Series A, 5.00%, 03/15/21	1,000	1,030,060
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/21	585	618,175
Series A, 5.00%, 04/01/21	680	701,923
Texas Water Development Board RB
Series A, 5.00%, 04/15/21	230	237,820
Series A, 5.00%, 10/15/21	275	291,049
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/21	195	204,387
Tyler Independent School District GO, 5.00%, 02/15/21 (PSF)	150	153,873
University of Houston RB, Series A, 5.00%, 02/15/21	150	153,719
University of North Texas System RB, Series A, 5.00%, 04/15/21	265	273,819
University of Texas System (The) RB
Series A, 4.00%, 08/15/21	90	93,604
Series B, 4.00%, 08/15/21	80	83,204
Series B, 5.00%, 08/15/21	155	162,804
Series C, 5.00%, 08/15/21	280	294,098
Series D, 5.00%, 08/15/21	150	157,552
Series I, 5.00%, 08/15/21	260	273,091

		34,329,201

Utah — 1.1%
Central Utah Water Conservancy District GOL, Series C, 5.00%, 04/01/21	105	108,371
County of Salt Lake UT RB, 5.00%, 02/01/21	75	76,757
Intermountain Power Agency RB, Series A, 5.00%, 07/01/21	295	307,372
Metropolitan Water District of Salt Lake & Sandy RB, Series A, 4.00%, 07/01/21	100	103,521
State of Utah GO
5.00%, 07/01/21	475	496,037
Series 2011-A, 5.00%, 07/01/24 (PR 07/01/21)	860	897,522
Series A, 4.00%, 07/01/21	35	36,232
Series A, 5.00%, 07/01/22 (PR 07/01/21)	95	99,145
Series A, 5.00%, 07/01/26 (PR 07/01/21)	400	417,452
University of Utah (The) RB, Series A, 5.00%, 08/01/21	175	183,515
Utah State Building Ownership Authority RB, 5.00%, 05/15/21	415	430,795
Utah Transit Authority RB, Series A, 5.00%, 06/15/21	105	109,282

		3,266,001

Vermont — 0.2%
Vermont Municipal Bond Bank RB, Series 3, 5.00%, 12/01/21	565	601,414

Virginia — 6.1%
City of Alexandria VA GO, Series A, 5.00%, 07/15/21 (SAW)	35	36,616
City of Norfolk VA GO, 5.00%, 08/01/21 (SAW)	80	83,893
City of Norfolk VA Water Revenue RB, 5.00%, 11/01/21	150	159,119
City of Richmond VA GO, Series B, 5.00%, 07/15/21	145	151,654
City of Virginia Beach VA GO, Series B, 5.00%, 09/15/21 (SAW)	75	79,073
Commonwealth of Virginia GO, Series A, 5.00%, 06/01/21	140	145,632
County of Arlington VA GO
Series A, 4.00%, 08/01/29 (PR 08/01/21)	2,000	2,076,280
Series A, 5.00%, 08/01/21	155	162,494

Security	Par (000)	Value

Virginia (continued)
Series A, 5.00%, 08/15/21	$210	$220,550
Series C, 5.00%, 08/15/22 (PR 02/15/21) (SAW)	1,100	1,128,160
County of Chesterfield VA GO, Series B, 5.00%, 01/01/21 (SAW)	200	203,982
County of Fairfax VA GO
Series A, 5.00%, 10/01/21 (SAW)	100	105,647
Series A, 5.00%, 10/01/25 (PR 10/01/21) (SAW)	1,250	1,320,137
Series A, 5.00%, 10/01/29 (PR 10/01/21) (SAW)	1,100	1,161,721
Series B, 5.00%, 04/01/21 (SAW)	115	118,692
Series C, 5.00%, 10/01/21 (SAW)	350	369,764
County of Fairfax VA Sewer Revenue RB, 5.00%, 07/15/24 (PR 07/15/21)	580	606,674
County of Henrico VA GO, 5.00%, 07/15/21	380	397,548
County of Loudoun VA GO
Series A, 5.00%, 12/01/21	40	42,584
Series A, 5.00%, 12/01/21 (SAW)	645	686,660
Fairfax County Economic Development Authority RB, Series A, 5.00%, 10/01/21	80	84,518
Virginia College Building Authority RB
5.00%, 09/01/21	200	210,526
Series 2, 5.00%, 09/01/21	85	89,474
Series A, 5.00%, 02/01/21	705	721,976
Series A, 5.00%, 09/01/21	155	163,158
Series D, 5.00%, 02/01/21 (HERBIP)	250	256,020
Series E-1, 5.00%, 02/01/21	170	174,094
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/21	100	102,987
5.00%, 05/15/21	825	856,333
5.00%, 09/15/21	340	358,425
5.00%, 05/15/25 (PR 05/15/21) (SAP)	1,175	1,219,720
5.00%, 05/15/32 (PR 05/15/21) (SAP)	1,600	1,660,896
Series B, 5.00%, 03/15/21	130	133,883
Series B, 5.00%, 09/15/21	75	79,064
Virginia Public Building Authority RB, Series B, 5.00%, 08/01/21	395	414,221
Virginia Public School Authority RB
5.00%, 01/15/21 (SAW)	125	127,744
5.00%, 08/01/21 (SAW)	200	209,701
Series A, 5.00%, 08/01/21 (SAW)	35	36,703
Series B, 4.00%, 08/01/26 (PR 08/01/21) (NPFGC)	525	545,023
Series B, 5.00%, 08/01/21 (NPFGC)	185	194,002
Series C, 5.00%, 08/01/21 (SAW)	100	104,866
Series IV, 5.00%, 04/15/21	105	108,592
Virginia Resources Authority RB
5.00%, 10/01/21	385	406,695
5.00%, 11/01/21	405	429,462
Series B, 5.00%, 10/01/21	190	200,707
Series B, 5.00%, 11/01/21	240	254,496
Series B, 5.00%, 11/01/21 (SAW)	30	31,812
Series C, 5.00%, 11/01/21	100	106,040

		18,538,018

Washington — 5.7%
Auburn School District No. 408 of King & Pierce Counties GO, Series B, 4.00%, 12/01/21 (GTD)	75	78,831
Central Puget Sound Regional Transit Authority RB
Series P-1, 5.00%, 02/01/21	165	168,957
Series S-1, 5.00%, 11/01/21	300	318,159
City of Bellevue WA GOL, 5.00%, 12/01/21	525	558,909
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 04/01/21	115	118,685

14

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
City of Seattle WA GO, 5.00%, 12/01/21	$460	$489,647
City of Seattle WA GOL
4.50%, 03/01/21	50	51,256
5.00%, 09/01/21	110	115,753
Series A, 5.00%, 11/01/21	425	450,670
City of Seattle WA Municipal Drainage & Wastewater Revenue RB, 5.00%, 09/01/21	70	73,661
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/21	295	310,461
Series A, 5.00%, 02/01/21	100	102,398
Series B, 5.00%, 04/01/21	300	309,630
Series C, 5.00%, 09/01/21	75	78,931
City of Seattle WA Water System Revenue RB 5.00%, 05/01/21	120	124,331
5.00%, 09/01/21	700	736,610
City of Tacoma WA Electric System Revenue RB, Series A, 5.00%, 01/01/21	250	254,927
City of Vancouver WA GOL, Series B, 5.00%, 12/01/21	245	260,790
Clark County Public Utility District No. 1 RB, Series A, 5.00%, 01/01/21	205	208,987
County of Clark WA GOL, 5.00%, 12/01/21	50	53,230
County of King WA GO, 5.00%, 12/01/21	125	133,074
County of King WA GOL
5.00%, 01/01/21	50	50,996
5.00%, 06/01/21	80	83,218
5.00%, 07/01/21	160	167,086
5.00%, 12/01/21	60	63,875
Series B, 5.00%, 12/01/21	115	122,428
Series E, 4.00%, 06/01/21	100	103,198
County of King WA Sewer Revenue RB
Series A, 5.00%, 01/01/21	80	81,593
Series B, 4.00%, 01/01/21	150	152,374
Series B, 5.00%, 07/01/21	325	339,394
Series B, 5.00%, 01/01/31 (PR 01/01/21)	1,560	1,590,420
Series C, 5.00%, 01/01/35 (PR 01/01/21)	210	214,181
County of Pierce WA GOL, Series A, 5.00%, 08/01/21	115	120,560
County of Snohomish WA GOL, 5.00%, 12/01/21	210	223,564
Energy Northwest RB, Series A, 5.00%, 07/01/21	265	276,612
Franklin County School District No. 1 Pasco GO, 4.00%, 12/01/21 (GTD)	180	189,121
King County Public Hospital District No. 2 GO, 5.00%, 12/01/21	50	53,223
King County School District No. 405 Bellevue GO, Series A, 5.00%, 12/01/21 (GTD)	175	186,279
Lewis County Public Utility District No. 1 RB, 5.00%, 10/01/21	45	47,536
Pierce County School District No. 416 White River GO, 5.00%, 12/01/21 (GTD)	50	53,216
Pierce County School District No. 83 University Place GO, 4.00%, 12/01/21 (GTD)	100	105,108
Port of Seattle WA RB
Series A, 4.00%, 08/01/21	140	145,054
Series A, 5.00%, 08/01/21	150	156,898
Series A, 5.25%, 07/01/21 (NPFGC)	235	245,897
Series B, 5.00%, 03/01/21	165	169,402
Public Utility District No. 1 of Cowlitz County WA RB, Series A, 5.00%, 09/01/21	25	26,269
Snohomish County Public Utility District No. 1 RB, 4.00%, 12/01/21	195	204,988
Snohomish County School District No. 15 Edmonds GO, 5.00%, 12/01/21 (GTD)	180	191,576

Security	Par (000)	Value

Washington (continued)
Snohomish County School District No. 2 Everett GO
4.00%, 12/01/21 (GTD)	$100	$105,122
5.00%, 12/01/21 (GTD)	210	223,534
State of Washington COP
5.00%, 07/01/21	100	104,429
Series A, 5.00%, 07/01/21	455	475,152
Series B, 4.00%, 07/01/21	225	232,922
State of Washington GO
5.00%, 07/01/21	255	266,317
Series 03-C, 0.00%, 06/01/21 (NPFGC)(a)	115	114,819
Series 2016A, 5.00%, 07/01/21	240	250,651
Series A, 5.00%, 07/01/21	250	261,095
Series A, 5.00%, 08/01/21	100	104,845
Series A, 5.00%, 08/01/29 (PR 08/01/21)	1,200	1,257,036
Series B, 5.00%, 07/01/21	160	167,101
Series B, 5.00%, 08/01/21	270	283,081
Series C, 0.00%, 06/01/21 (NPFGC)(a)	200	199,686
Series C, 5.00%, 06/01/21	100	104,031
Series D, 5.00%, 07/01/21	100	104,438
Series R-2013A, 5.00%, 07/01/21	135	140,991
Series R-2015, 5.00%, 07/01/21	215	224,542
Series R-2015-E, 5.00%, 07/01/21	515	537,856
Series R-C, 5.00%, 07/01/21	255	266,317
SeriesB, 5.00%, 08/01/21	115	120,572
State of Washington RB
Series C, 5.00%, 09/01/21	385	405,135
Series F, 5.00%, 09/01/21	215	226,244
University of Washington RB
5.00%, 07/01/21	35	36,550
Series A, 5.00%, 04/01/21	220	227,062
Series A, 5.00%, 07/01/21	430	449,045
Series B, 5.00%, 06/01/21	25	26,006
Series C, 5.00%, 07/01/21	55	57,436
Washington State University RB, 5.00%, 04/01/21	95	98,017

		17,431,995

West Virginia — 0.4%
State of West Virginia GO
5.00%, 11/01/21	200	212,080
Series A, 5.00%, 11/01/21	385	408,254
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/21	200	210,304
West Virginia State School Building Authority Lottery RB, Series A, 5.00%, 07/01/21	175	182,635
West Virginia University RB, Series B, 5.00%, 10/01/21	25	26,388
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/21	100	104,429

		1,144,090

Wisconsin — 1.7%
City of Milwaukee WI GO
5.00%, 05/01/21	25	25,837
Series N-3, 5.00%, 05/15/21	95	98,349
Milwaukee County Metropolitan Sewer District GO, Series A, 5.25%, 10/01/21	150	158,904
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1, 4.00%, 06/01/21 (ETM)	255	262,058
Series 1, 5.00%, 06/01/21 (ETM)	100	103,972
Series 2, 5.00%, 06/01/21 (ETM)	30	31,077

15

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/21	$425	$441,953
State of Wisconsin GO
Series 1, 5.00%, 05/01/21	635	658,063
Series 1, 5.00%, 11/01/21	345	365,973
Series 2, 4.00%, 11/01/21	335	351,207
Series 2, 5.00%, 05/01/21	155	160,630
Series 3, 5.00%, 11/01/21	605	641,778
Series A, 5.00%, 05/01/21	205	212,446
Series B, 5.00%, 05/01/21	50	51,816
Wisconsin Department of Transportation RB
First Series, 5.00%, 07/01/21	405	422,974
Series 1, 5.00%, 07/01/21	695	725,844
Series 2, 5.00%, 07/01/21	110	114,882
Wisconsin Health & Educational Facilities Authority RB, 4.00%, 11/15/21	50	52,296
WPPI Energy RB, Series A, 5.00%, 07/01/21	385	400,535

		5,280,594

Total Municipal Debt Obligations — 98.8% (Cost: $295,926,404)		299,410,795

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Liquidity Funds: MuniCash, 0.04%(d)(e)	85	$85,213

Total Short-Term Investments — 0.0% (Cost: $85,188)		85,213

Total Investments in Securities — 98.8% (Cost: $296,011,592)		299,496,008

Other Assets, Less Liabilities — 1.2%		3,770,097

Net Assets — 100.0%		$303,266,105

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$387,069	$—	$(301,943	)(a)	$79	$8	$85,213	85	$4,106	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$299,410,795	$—	$299,410,795
Money Market Funds	85,213	—	—	85,213

	$85,213	$299,410,795	$—	$299,496,008

Portfolio Abbreviations — Fixed Income

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

ETM	Escrowed to Maturity

FGIC	Financial Guaranty Insurance Co.

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

HERBIP	Higher Education Revenue Bond Intercept Program

MO	Moral Obligation

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

ST	Special Tax

TA	Tax Allocation

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